UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2010

Check here if Amendment [  ]; Amendment Number: ______
This Amendment (Check only one.): [  ] is a restatement.
[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:    GMB Capital Management LLC
    -----------------------------------------
Address:    225 Franklin Street, 26th Floor
            --------------------------------
            Boston, MA  02110
            --------------------------------
Form 13F File Number:    28-13843
                     ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Gabriel R. Bitran
Title:   Managing Member
Phone:  (617) 517-4010

Signature, Place, and Date of Signing:

/s/ Gabriel R Bitran             Boston, MA              May 14, 2010
 [Signature]                    [City, State]              [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        None
                                  -----------------------
Form 13F Information Table Entry Total:    16
                                     --------------------
Form 13F Information Table Value Total:   222,032
                                     --------------------
                                         (thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
    None

Column 1			Column 2		Column 3	Column 4	Column 5			Column 6	Column 7	Column 8
Name of Issuer			Title of Class		CUSIP		Value		SHRS OR	SH/PRN	PUT/CALL	Investment	Other		Voting Authority
									(x$1000)	PRN AMT				Discretion	Managers	Sole	Shared	None
POWERSHARES DB CMDTY INDEX TRA	UNIT BEN INT		73935S 10 5	7391.748	314275	SH			SOLE		N/A				x
ISHARES TR INDEX 		MSCI EMERG MKT		464287 23 4	62142.419	1475261	SH			SOLE		N/A				x
ISHARES TR INDEX 		MSCI EAF IDX		464287 46 5	7779.765	138974	SH			SOLE		N/A				x
ISHARES INC 			MSCI PAC J IDX		464286 66 5	7767.555	180809	SH			SOLE		N/A				x
ISHARES INC 			MSCI CDA INDEX		464286 50 9	13320.745	477275	SH			SOLE		N/A				x
ISHARES INC 			MSCI HONG KONG		464286 87 1	7674.007	471087	SH			SOLE		N/A				x
ISHARES INC 			MSCI TAIWAN		464286 73 1	7729.005	615857	SH			SOLE		N/A				x
ISHARES INC 			MSCI MEX INVEST		464286 82 2	8008.542	150057	SH			SOLE		N/A				x
ISHARES INC 			MSCI S KOREA		464286 77 2	7937.35		158747	SH			SOLE		N/A				x
ISHARES INC 			MSCI BRAZIL		464286 40 0	13357.633	181391	SH			SOLE		N/A				x
BARCLAYS BK PLC 		IPMS INDIA ETN		06739F 29 1	7981.088	119388	SH			SOLE		N/A				x
ISHARES TR INDEX 		RUSSELL 2000		464287 65 5	7776.19		114688	SH			SOLE		N/A				x
SPDR SERIES TRUST		BARCLYS YLD ETF		78464A 41 7	7641.272	192040	SH			SOLE		N/A				x
VANGUARD INTL EQUITY INDEX F	EMR MKT ETF		922042 85 8	40578.69	962721	SH			SOLE		N/A				x
SELECT SECTOR SPDR TR 		SBI INT-ENERGY		81369Y 50 6	7479.153	130027	SH			SOLE		N/A				x
ISHARES INC 			S&P 500 INDEX FUND	464287 20 0	7467.048	63636	SH			SOLE		N/A				x